Vessels, net (Tables)	12 Months Ended
Dec. 31, 2019
Vessels

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
December 31, 2017	2,056,722	36,275	2,092,997
Additions	648	5,796	6,444
Write-offs of fully amortized assets	—	(10,163)	(10,163)

December 31, 2018	2,057,370	31,908	2,089,278
Additions	2,910	11,523	14,433
Write-offs of fully amortized assets	—	(7,203)	(7,203)

December 31, 2019	2,060,280	36,228	2,096,508

Accumulated Depreciation
December 31, 2017	332,708	20,150	352,858
Charge for the period	67,809	7,909	75,718
Write-offs of fully amortized assets	—	(10,163)	(10,163)

December 31, 2018	400,517	17,896	418,413
Charge for the period	67,886	7,885	75,771
Write-offs of fully amortized assets	—	(7,203)	(7,203)

December 31, 2019	468,403	18,578	486,981

Net Book Value
December 31, 2017	$1,724,014	$16,125	$1,740,139

December 31, 2018	$1,656,853	$14,012	$1,670,865

December 31, 2019	$1,591,877	$17,650	$1,609,527